Expected credit loss measurement - Changes to ECL models, scenarios, scenario weights and key inputs (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (2,261)	$ (1,091)	$ (1,165)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	1,115
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(700)	(259)	(282)
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(416)	(267)	(220)
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(993)	(564)	$ (662)
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(153)	$ 0
Large corporate clients | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (133)
Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%	0.00%
Total ECL allowances and provisions	$ (1,095)
Mild debt crisis | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (419)
Global crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	15.00%
Total ECL allowances and provisions		$ (638)
Global crisis | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions		$ (174)
Stagflationary geopolitical crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	25.00%	25.00%
Total ECL allowances and provisions	$ (2,317)	$ (1,204)
Stagflationary geopolitical crisis | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (533)	$ (199)
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights	60.00%	60.00%
Total ECL allowances and provisions	$ (832)	$ (329)
Baseline | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (282)	$ (97)
Asset price inflation
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	0.00%
Total ECL allowances and provisions		$ (295)
Asset price inflation | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions		(84)
Model updates
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ 22
Post-model adjustment | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	326	$ 131
Global Wealth Management | Model updates
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	13
Personal & Corporate Banking | Model updates
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ 14